Schedule of Investments ─ IQ Real Return ETF

July 31, 2023 (unaudited)

	Principal Amount	Value
U.S. Treasury Inflation Indexed Bonds — 59.5%

U.S. Treasury Inflation Indexed Bond
0.125%, due 7/15/24(a)	$83,700	$104,113
0.125%, due 10/15/24	130,900	149,726
0.125%, due 4/15/25	108,000	121,171
0.125%, due 10/15/25	132,000	146,992
0.125%, due 4/15/26	103,000	112,252
0.125%, due 7/15/26	115,400	137,777
0.125%, due 10/15/26	148,600	155,039
0.125%, due 4/15/27	156,800	156,890
0.125%, due 1/15/30(a)	47,500	50,544
0.125%, due 7/15/30	52,400	55,815
0.125%, due 1/15/31	57,600	59,832
0.125%, due 7/15/31	60,600	60,951
0.125%, due 1/15/32	68,400	65,968
0.125%, due 2/15/51	20,200	15,261
0.125%, due 2/15/52	25,100	17,640
0.250%, due 1/15/25	123,900	152,617
0.250%, due 7/15/29	41,800	45,623
0.250%, due 2/15/50	19,900	15,985
0.375%, due 7/15/25	136,000	167,111
0.375%, due 1/15/27	108,300	128,201
0.375%, due 7/15/27	120,900	141,382
0.500%, due 4/15/24	55,000	64,783
0.500%, due 1/15/28	124,500	144,157
0.625%, due 1/15/24	90,600	116,291
0.625%, due 1/15/26	114,800	140,302
0.625%, due 7/15/32(a)	74,400	71,414
0.625%, due 2/15/43	18,100	19,242
0.750%, due 7/15/28	110,300	127,219
0.750%, due 2/15/42	22,700	25,543
0.750%, due 2/15/45	28,100	29,335
0.875%, due 1/15/29	35,000	40,105
0.875%, due 2/15/47	18,200	18,795
1.000%, due 2/15/46	14,600	15,900
1.000%, due 2/15/48	13,500	13,985
1.000%, due 2/15/49	12,900	13,068
1.125%, due 1/15/33	74,500	72,672
1.250%, due 4/15/28	165,600	163,042
1.375%, due 7/15/33	27,000	26,545
1.375%, due 2/15/44	25,300	30,463
1.500%, due 2/15/53	13,600	13,189
1.625%, due 10/15/27	165,700	168,114
1.750%, due 1/15/28	43,800	63,042
2.000%, due 1/15/26	45,700	69,101
2.125%, due 2/15/40	9,300	13,828
2.125%, due 2/15/41	13,600	19,971
2.375%, due 1/15/25	67,300	107,339
2.375%, due 1/15/27	44,900	68,123
2.500%, due 1/15/29	15,300	22,413
3.375%, due 4/15/32	5,800	11,258
3.625%, due 4/15/28	34,900	70,553
3.875%, due 4/15/29	15,000	30,727
		3,851,409
Total U.S. Treasury Inflation Indexed Bonds
(Cost $4,277,836)		3,851,409

	Shares
Common Stocks — 30.2%
Communication Services — 2.1%
Activision Blizzard, Inc.*	30	2,783
Alphabet, Inc., Class A*	235	31,189
Alphabet, Inc., Class C*	200	26,622
AT&T, Inc.	288	4,182
Charter Communications, Inc., Class A*	4	1,621
Comcast Corp., Class A	168	7,604
Electronic Arts, Inc.	11	1,500
Fox Corp., Class A	13	435
	Shares	Value
Common Stocks (continued)
Communication Services (continued)
Fox Corp., Class B	8	$251
Liberty Broadband Corp., Class A*	2	178
Liberty Broadband Corp., Class C*	5	446
Liberty Media Corp.-Liberty Formula One, Class A*	1	64
Liberty Media Corp.-Liberty Formula One, Class C*	7	508
Liberty Media Corp.-Liberty SiriusXM*	8	255
Liberty Media Corp.-Liberty SiriusXM, Class A*	2	63
Live Nation Entertainment, Inc.*	6	526
Match Group, Inc.*	12	558
Meta Platforms, Inc., Class A*	88	28,037
Netflix, Inc.*	17	7,462
Omnicom Group, Inc.	7	592
Paramount Global, Class A	1	19
Paramount Global, Class B(a)	25	401
Pinterest, Inc., Class A*	22	638
ROBLOX Corp., Class A*	13	510
Sirius XM Holdings, Inc.(a)	35	179
Snap, Inc., Class A*	39	443
Spotify Technology SA*	5	747
Take-Two Interactive Software, Inc.*	7	1,071
T-Mobile US, Inc.*	24	3,306
Trade Desk, Inc. (The), Class A*	18	1,643
Verizon Communications, Inc.	156	5,316
Walt Disney Co. (The)*	72	6,400
Warner Bros Discovery, Inc.*	91	1,189
Warner Music Group Corp., Class A	3	95

Total Communication Services		136,833

Consumer Discretionary — 2.5%
Airbnb, Inc., Class A*	15	2,283
Amazon.com, Inc.*	355	47,456
Aptiv PLC*	11	1,204
AutoZone, Inc.*	1	2,482
Best Buy Co., Inc.	8	664
Booking Holdings, Inc.*	1	2,971
Carnival Corp.*	34	641
Chewy, Inc., Class A*	2	68
Chipotle Mexican Grill, Inc.*	1	1,962
Darden Restaurants, Inc.(a)	5	845
Domino’s Pizza, Inc.	1	397
DoorDash, Inc., Class A*	13	1,180
DR Horton, Inc.	12	1,524
eBay, Inc.	22	979
Etsy, Inc.*	5	508
Expedia Group, Inc.*	6	735
Ford Motor Co.	155	2,047
Garmin Ltd.	7	741
General Motors Co.	53	2,034
Genuine Parts Co.	5	779
Hilton Worldwide Holdings, Inc.	10	1,555
Home Depot, Inc. (The)	40	13,354
Las Vegas Sands Corp.*	16	957
Lennar Corp., Class A	10	1,268
Lennar Corp., Class B(a)	2	230
Lowe’s Cos., Inc.	24	5,622
Lucid Group, Inc.*(a)	25	190
Lululemon Athletica, Inc.*	5	1,893
Marriott International, Inc., Class A	11	2,220
McDonald’s Corp.	29	8,503
MGM Resorts International	12	609
NIKE, Inc., Class B	49	5,409
O’Reilly Automotive, Inc.*	2	1,852
Rivian Automotive, Inc., Class A*	27	746
Ross Stores, Inc.	13	1,490

Schedule of Investments ─ IQ Real Return ETF (continued)

July 31, 2023 (unaudited)

	Shares	Value
Common Stocks (continued)
Consumer Discretionary (continued)
Royal Caribbean Cruises Ltd.*	9	$982
Starbucks Corp.	45	4,571
Tesla, Inc.*	109	29,150
TJX Cos., Inc. (The)	47	4,067
Tractor Supply Co.	4	896
Ulta Beauty, Inc.*	2	890
VF Corp.	17	337
Yum! Brands, Inc.	11	1,514

Total Consumer Discretionary		159,805

Consumer Staples — 1.5%
Altria Group, Inc.	71	3,225
Archer-Daniels-Midland Co.	21	1,784
Brown-Forman Corp., Class A	3	216
Brown-Forman Corp., Class B	13	918
Campbell Soup Co.	8	367
Church & Dwight Co., Inc.	11	1,052
Clorox Co. (The)	5	757
Coca-Cola Co. (The)	154	9,537
Colgate-Palmolive Co.	33	2,517
Conagra Brands, Inc.	22	722
Constellation Brands, Inc., Class A	6	1,637
Costco Wholesale Corp.	18	10,092
Dollar General Corp.	9	1,520
Dollar Tree, Inc.*	8	1,235
Estee Lauder Cos., Inc. (The), Class A	8	1,440
General Mills, Inc.	23	1,719
Hershey Co. (The)	6	1,388
Hormel Foods Corp.	12	491
J M Smucker Co. (The)	3	452
Kellogg Co.	10	669
Keurig Dr Pepper, Inc.	38	1,292
Kimberly-Clark Corp.	13	1,678
Kraft Heinz Co. (The)	31	1,122
Kroger Co. (The)	27	1,313
McCormick & Co., Inc.	11	984
Mondelez International, Inc., Class A	54	4,003
Monster Beverage Corp.*	31	1,782
PepsiCo, Inc.	55	10,310
Philip Morris International, Inc.	62	6,183
Procter & Gamble Co. (The)	93	14,536
Sysco Corp.	20	1,526
Target Corp.	18	2,456
Tyson Foods, Inc., Class A	12	669
Walgreens Boots Alliance, Inc.	30	899
Walmart, Inc.	56	8,952

Total Consumer Staples		99,443

Energy — 2.0%
Baker Hughes Co.	80	2,863
Cheniere Energy, Inc.	19	3,075
Chevron Corp.	137	22,422
ConocoPhillips	96	11,301
Coterra Energy, Inc.	60	1,653
Devon Energy Corp.	52	2,808
Diamondback Energy, Inc.	14	2,063
EOG Resources, Inc.	46	6,096
EQT Corp.	29	1,223
Exxon Mobil Corp.	321	34,424
Halliburton Co.	66	2,579
Hess Corp.	22	3,338
Kinder Morgan, Inc.	158	2,798
Marathon Oil Corp.	53	1,392
Marathon Petroleum Corp.	35	4,656
Occidental Petroleum Corp.	54	3,409
ONEOK, Inc.	36	2,414
	Shares	Value
Common Stocks (continued)
Energy (continued)
Phillips 66	37	$4,127
Pioneer Natural Resources Co.	18	4,062
Schlumberger NV	114	6,651
Targa Resources Corp.	18	1,476
Valero Energy Corp.	29	3,738
Williams Cos., Inc. (The)	96	3,307

Total Energy		131,875

Financials — 5.1%
Aflac, Inc.	45	3,255
Allstate Corp. (The)	20	2,254
American Express Co.	43	7,262
American International Group, Inc.	59	3,556
Ameriprise Financial, Inc.	8	2,788
Aon PLC, Class A	15	4,777
Apollo Global Management, Inc.	29	2,370
Arch Capital Group Ltd.*	28	2,175
Ares Management Corp., Class A	13	1,290
Arthur J Gallagher & Co.	17	3,652
Bank of America Corp.	550	17,600
Bank of New York Mellon Corp. (The)	61	2,767
Berkshire Hathaway, Inc., Class B*	100	35,196
BlackRock, Inc.	11	8,127
Blackstone, Inc.	57	5,973
Block, Inc.*	21	1,691
Blue Owl Capital, Inc.	37	456
Brown & Brown, Inc.	19	1,339
Capital One Financial Corp.	30	3,511
Charles Schwab Corp. (The)	119	7,866
Chubb Ltd.	33	6,746
Cincinnati Financial Corp.	12	1,291
Citigroup, Inc.	152	7,244
Citizens Financial Group, Inc.	39	1,258
CME Group, Inc.	28	5,571
Coinbase Global, Inc., Class A*	11	1,085
Corebridge Financial, Inc.	7	131
Discover Financial Services	20	2,111
FactSet Research Systems, Inc.	2	870
Fidelity National Information Services, Inc.	23	1,389
Fifth Third Bancorp	54	1,571
Fiserv, Inc.*	23	2,903
FleetCor Technologies, Inc.*	2	498
Franklin Resources, Inc.(a)	27	789
Global Payments, Inc.	11	1,213
Goldman Sachs Group, Inc. (The)	26	9,253
Hartford Financial Services Group, Inc. (The)	25	1,797
Huntington Bancshares, Inc.	119	1,457
Interactive Brokers Group, Inc., Class A	7	611
Intercontinental Exchange, Inc.	44	5,051
JPMorgan Chase & Co.	230	36,331
KeyCorp	75	923
KKR & Co., Inc.	52	3,088
Loews Corp.	15	940
LPL Financial Holdings, Inc.	6	1,376
M&T Bank Corp.	13	1,818
Markel Group, Inc.*	1	1,450
Marsh & McLennan Cos., Inc.	39	7,348
Mastercard, Inc., Class A	33	13,011
MetLife, Inc.	48	3,023
Moody’s Corp.	6	2,116
Morgan Stanley	101	9,248
MSCI, Inc.	3	1,644
Nasdaq, Inc.	31	1,565
Northern Trust Corp.	17	1,362
PayPal Holdings, Inc.*	45	3,412
PNC Financial Services Group, Inc. (The)	31	4,244

Schedule of Investments ─ IQ Real Return ETF (continued)

July 31, 2023 (unaudited)

	Shares	Value
Common Stocks (continued)
Financials (continued)
Principal Financial Group, Inc.	20	$1,597
Progressive Corp. (The)	46	5,795
Prudential Financial, Inc.	29	2,798
Raymond James Financial, Inc.	15	1,651
Regions Financial Corp.	79	1,609
Rocket Cos., Inc., Class A*	13	142
S&P Global, Inc.	13	5,129
State Street Corp.	25	1,811
Synchrony Financial	36	1,243
T Rowe Price Group, Inc.	17	2,095
Tradeweb Markets, Inc., Class A	7	572
Travelers Cos., Inc. (The)	18	3,107
Truist Financial Corp.	106	3,521
US Bancorp	118	4,682
Visa, Inc., Class A(a)	64	15,215
W R Berkley Corp.	16	987
Wells Fargo & Co.	298	13,756
Willis Towers Watson PLC	8	1,691

Total Financials		331,044

Health Care — 3.1%
Abbott Laboratories	69	7,682
AbbVie, Inc.	70	10,471
Agilent Technologies, Inc.	12	1,461
Align Technology, Inc.*	2	756
Alnylam Pharmaceuticals, Inc.*	5	977
AmerisourceBergen Corp.	7	1,308
Amgen, Inc.	21	4,917
Avantor, Inc.*	22	453
Baxter International, Inc.	22	995
Becton Dickinson and Co.	11	3,065
Biogen, Inc.*	6	1,621
BioMarin Pharmaceutical, Inc.*	7	616
Bio-Rad Laboratories, Inc., Class A*	1	405
Boston Scientific Corp.*	58	3,007
Bristol-Myers Squibb Co.	84	5,224
Cardinal Health, Inc.	10	915
Centene Corp.*	22	1,498
Cigna Corp.	12	3,541
Cooper Cos., Inc. (The)	2	783
CVS Health Corp.	51	3,809
Danaher Corp.	27	6,887
Dexcom, Inc.*	15	1,868
Edwards Lifesciences Corp.*	24	1,970
Elevance Health, Inc.	9	4,245
Eli Lilly & Co.	34	15,455
Fortrea Holdings, Inc.*	3	96
GE HealthCare Technologies, Inc.	15	1,170
Gilead Sciences, Inc.	49	3,731
HCA Healthcare, Inc.	8	2,182
Hologic, Inc.*	10	794
Horizon Therapeutics PLC*	9	902
Humana, Inc.	5	2,284
ICON PLC*	3	754
IDEXX Laboratories, Inc.*	3	1,664
Illumina, Inc.*	6	1,153
Incyte Corp.*	7	446
Insulet Corp.*	2	553
Intuitive Surgical, Inc.*	14	4,542
IQVIA Holdings, Inc.*	7	1,566
Johnson & Johnson	103	17,256
Laboratory Corp. of America Holdings	3	642
McKesson Corp.	5	2,012
Medtronic PLC	54	4,739
Merck & Co., Inc.	100	10,665
Mettler-Toledo International, Inc.*	1	1,257
Moderna, Inc.*	13	1,530
	Shares	Value
Common Stocks (continued)
Health Care (continued)
Molina Healthcare, Inc.*	2	$609
Pfizer, Inc.	227	8,186
Quest Diagnostics, Inc.	4	541
Regeneron Pharmaceuticals, Inc.*	4	2,968
ResMed, Inc.	6	1,334
Revvity, Inc.	5	615
Royalty Pharma PLC, Class A	13	408
Seagen, Inc.*	6	1,151
STERIS PLC	4	902
Stryker Corp.	13	3,684
Teleflex, Inc.	2	502
Thermo Fisher Scientific, Inc.	15	8,230
UnitedHealth Group, Inc.	37	18,736
Veeva Systems, Inc., Class A*	6	1,225
Vertex Pharmaceuticals, Inc.*	10	3,523
Waters Corp.*	2	552
West Pharmaceutical Services, Inc.	3	1,104
Zimmer Biomet Holdings, Inc.	8	1,105
Zoetis, Inc.	17	3,198

Total Health Care		202,440

Industrials — 3.7%
3M Co.	44	4,906
AMETEK, Inc.	18	2,855
Automatic Data Processing, Inc.	16	3,956
Boeing Co. (The)*	48	11,465
Broadridge Financial Solutions, Inc.	5	840
Carrier Global Corp.	66	3,930
Caterpillar, Inc.	41	10,872
Cintas Corp.	7	3,514
Copart, Inc.*	18	1,591
CSX Corp.	163	5,431
Cummins, Inc.	11	2,869
Deere & Co.	22	9,451
Delta Air Lines, Inc.	13	601
Dover Corp.	11	1,606
Eaton Corp. PLC	31	6,365
Emerson Electric Co.	46	4,202
Equifax, Inc.	5	1,020
Expeditors International of Washington, Inc.	12	1,528
Fastenal Co.	46	2,696
FedEx Corp.	18	4,859
Ferguson PLC	16	2,586
Fortive Corp.	28	2,194
General Dynamics Corp.	19	4,248
General Electric Co.	86	9,825
Grab Holdings Ltd., Class A*	111	425
HEICO Corp.	3	528
HEICO Corp., Class A	6	842
Honeywell International, Inc.	53	10,289
Howmet Aerospace, Inc.	32	1,636
IDEX Corp.	6	1,355
Illinois Tool Works, Inc.	22	5,793
Ingersoll Rand, Inc.	32	2,089
Jacobs Solutions, Inc.	10	1,254
JB Hunt Transport Services, Inc.	7	1,428
Johnson Controls International PLC	55	3,825
L3Harris Technologies, Inc.	15	2,842
Leidos Holdings, Inc.	6	561
Lockheed Martin Corp.	20	8,927
Masco Corp.	9	546
Norfolk Southern Corp.	18	4,205
Northrop Grumman Corp.	11	4,895
Old Dominion Freight Line, Inc.	8	3,356
Otis Worldwide Corp.	33	3,002
PACCAR, Inc.	42	3,617
Parker-Hannifin Corp.	10	4,100

Schedule of Investments ─ IQ Real Return ETF (continued)

July 31, 2023 (unaudited)

	Shares	Value
Common Stocks (continued)
Industrials (continued)
Paychex, Inc.	13	$1,631
Paycom Software, Inc.	2	737
Quanta Services, Inc.	11	2,218
Republic Services, Inc.	16	2,418
Rockwell Automation, Inc.	9	3,027
Rollins, Inc.	20	817
RTX Corp.	116	10,200
Southwest Airlines Co.(a)	11	376
SS&C Technologies Holdings, Inc.	9	524
Stanley Black & Decker, Inc.	12	1,191
Trane Technologies PLC	18	3,590
TransDigm Group, Inc.	4	3,599
TransUnion	8	638
Uber Technologies, Inc.*	78	3,858
Union Pacific Corp.	48	11,137
United Airlines Holdings, Inc.*	6	326
United Parcel Service, Inc., Class B	57	10,666
United Rentals, Inc.	5	2,323
Verisk Analytics, Inc.	6	1,374
Waste Management, Inc.	32	5,241
Westinghouse Air Brake Technologies Corp.	14	1,658
WW Grainger, Inc.	4	2,954
Xylem, Inc.	15	1,691

Total Industrials		241,119

Information Technology — 7.0%
Accenture PLC, Class A	26	8,225
Adobe, Inc.*	18	9,831
Advanced Micro Devices, Inc.*	64	7,322
Akamai Technologies, Inc.*	7	662
Amphenol Corp., Class A	47	4,151
Analog Devices, Inc.	20	3,991
ANSYS, Inc.*	3	1,026
Apple, Inc.	590	115,906
Applied Materials, Inc.	33	5,002
Arista Networks, Inc.*	9	1,396
Atlassian Corp., Class A*	6	1,092
Autodesk, Inc.*	8	1,696
Broadcom, Inc.	16	14,378
Cadence Design Systems, Inc.*	11	2,574
CDW Corp.	5	935
Cisco Systems, Inc.	151	7,858
Cloudflare, Inc., Class A*(a)	11	756
Cognizant Technology Solutions Corp., Class A	21	1,387
Corning, Inc.	30	1,018
Crowdstrike Holdings, Inc., Class A*	9	1,455
Datadog, Inc., Class A*	11	1,284
Dell Technologies, Inc., Class C	12	635
DocuSign, Inc.*	8	431
Enphase Energy, Inc.*	11	1,670
EPAM Systems, Inc.*	2	474
Fair Isaac Corp.*	1	838
First Solar, Inc.*	8	1,659
Fortinet, Inc.*	26	2,021
Gartner, Inc.*	3	1,061
GLOBALFOUNDRIES, Inc.*	2	127
Hewlett Packard Enterprise Co.	57	991
HP, Inc.	35	1,149
HubSpot, Inc.*	2	1,161
Intel Corp.	168	6,009
International Business Machines Corp.	36	5,190
Intuit, Inc.	11	5,629
Keysight Technologies, Inc.*	14	2,255
KLA Corp.	5	2,570
Lam Research Corp.	5	3,592
Marvell Technology, Inc.	34	2,214
	Shares	Value
Common Stocks (continued)
Information Technology (continued)
Microchip Technology, Inc.	22	$2,067
Micron Technology, Inc.	44	3,141
Microsoft Corp.	295	99,096
MongoDB, Inc.*	3	1,270
Monolithic Power Systems, Inc.	2	1,119
Motorola Solutions, Inc.	7	2,006
NetApp, Inc.	9	702
NVIDIA Corp.	94	43,925
NXP Semiconductors NV	10	2,230
Okta, Inc.*	6	461
ON Semiconductor Corp.*	17	1,832
Oracle Corp.	61	7,151
Palantir Technologies, Inc., Class A*	72	1,428
Palo Alto Networks, Inc.*(a)	12	3,000
QUALCOMM, Inc.	44	5,815
Roper Technologies, Inc.	4	1,972
Salesforce, Inc.*	38	8,550
Seagate Technology Holdings PLC	8	508
ServiceNow, Inc.*	8	4,664
Skyworks Solutions, Inc.	7	801
Snowflake, Inc., Class A*	11	1,955
SolarEdge Technologies, Inc.*	4	966
Splunk, Inc.*	7	758
Synopsys, Inc.*	6	2,711
TE Connectivity Ltd.	25	3,587
Teledyne Technologies, Inc.*	2	769
Teradyne, Inc.	7	791
Texas Instruments, Inc.	36	6,480
Trimble, Inc.*	22	1,184
Tyler Technologies, Inc.*(a)	2	793
Unity Software, Inc.*	8	367
VeriSign, Inc.*	4	844
VMware, Inc., Class A*	9	1,419
Western Digital Corp.*	13	553
Workday, Inc., Class A*	8	1,897
Zebra Technologies Corp., Class A*	2	616
Zoom Video Communications, Inc., Class A*	8	587
Zscaler, Inc.*	3	481

Total Information Technology		450,117

Materials — 0.9%
Air Products and Chemicals, Inc.	18	5,496
Albemarle Corp.	9	1,911
Amcor PLC	127	1,303
Ball Corp.	25	1,467
Celanese Corp.	8	1,003
CF Industries Holdings, Inc.	15	1,231
Corteva, Inc.	55	3,104
Dow, Inc.	57	3,219
DuPont de Nemours, Inc.	34	2,639
Ecolab, Inc.	20	3,663
FMC Corp.	10	962
Freeport-McMoRan, Inc.	115	5,135
International Flavors & Fragrances, Inc.	20	1,692
International Paper Co.	31	1,118
LyondellBasell Industries NV, Class A	20	1,977
Martin Marietta Materials, Inc.	5	2,232
Mosaic Co. (The)	27	1,101
Newmont Corp.	63	2,704
Nucor Corp.	20	3,442
PPG Industries, Inc.	19	2,734
Sherwin-Williams Co. (The)	19	5,253
Steel Dynamics, Inc.	14	1,492
Vulcan Materials Co.	10	2,205

Total Materials		57,083

Schedule of Investments ─ IQ Real Return ETF (continued)

July 31, 2023 (unaudited)

	Shares	Value
Common Stocks (continued)
Real Estate — 1.1%
Alexandria Real Estate Equities, Inc.	14	$1,760
American Tower Corp.	37	7,041
AvalonBay Communities, Inc.	11	2,075
CBRE Group, Inc., Class A*	24	1,999
CoStar Group, Inc.*	16	1,344
Crown Castle, Inc.	35	3,790
Digital Realty Trust, Inc.	23	2,866
Equinix, Inc.	7	5,669
Equity Residential	30	1,978
Essex Property Trust, Inc.	5	1,218
Extra Space Storage, Inc.	11	1,535
Healthpeak Properties, Inc.	46	1,004
Invitation Homes, Inc.	49	1,739
Mid-America Apartment Communities, Inc.	9	1,347
Prologis, Inc.	73	9,107
Public Storage	13	3,663
Realty Income Corp.	52	3,170
SBA Communications Corp.	8	1,752
Simon Property Group, Inc.	25	3,115
Sun Communities, Inc.	10	1,303
UDR, Inc.	28	1,145
Ventas, Inc.	33	1,601
VICI Properties, Inc.	79	2,487
Welltower, Inc.	40	3,286
Weyerhaeuser Co.	59	2,010
WP Carey, Inc.	18	1,216

Total Real Estate		69,220

Utilities — 1.2%
AES Corp. (The)	52	1,125
Alliant Energy Corp.	20	1,075
Ameren Corp.	21	1,799
American Electric Power Co., Inc.	41	3,474
American Water Works Co., Inc.	15	2,211
Atmos Energy Corp.	11	1,339
Avangrid, Inc.	8	297
CenterPoint Energy, Inc.	50	1,504
CMS Energy Corp.	22	1,344
Consolidated Edison, Inc.	28	2,656
Constellation Energy Corp.	26	2,513
Dominion Energy, Inc.	66	3,534
DTE Energy Co.	14	1,600
Duke Energy Corp.	62	5,804
Edison International	30	2,159
Entergy Corp.	18	1,849
Evergy, Inc.	18	1,079
Eversource Energy	27	1,953
Exelon Corp.	78	3,265
FirstEnergy Corp.	43	1,694
NextEra Energy, Inc.	160	11,728
PG&E Corp.*	143	2,518
PPL Corp.	57	1,569
Public Service Enterprise Group, Inc.	39	2,462
Sempra	25	3,726
Southern Co. (The)	87	6,294
WEC Energy Group, Inc.	26	2,336
Xcel Energy, Inc.	44	2,760

Total Utilities		75,667

Total Common Stocks
(Cost $1,890,999)		1,954,646

Investment Companies — 10.1%

Commodity Funds — 10.1%
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	17,535	259,343
	Shares	Value

Investment Companies (continued)

Commodity Funds (continued)
iShares GSCI Commodity Dynamic Roll Strategy ETF	13,772	$391,538

Total Commodity Funds		650,881

Total Investment Companies
(Cost $771,804)		650,881

Short-Term Investments — 2.9%

Money Market Funds — 2.9%
Dreyfus Government Cash Management Fund, Institutional Shares, 5.20%(b)(c)	51,716	51,716
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 5.30%(b)	131,980	131,980
Total Short-Term Investments
(Cost $183,696)		183,696

Total Investments — 102.7%
(Cost $7,124,335)		6,640,632
Other Assets and Liabilities, Net — (2.7)%		(173,165)
Net Assets — 100.0%		$6,467,467

1

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $300,573; total market value of collateral held by the Fund was $306,578. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $254,862.
(b)	Reflects the 1-day yield at July 31, 2023.
(c)	Represents security purchased with cash collateral received for securities on loan.

Schedule of Investments ─ IQ Real Return ETF (continued)

July 31, 2023 (unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2023. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund’s most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(d)
U.S. Treasury Inflation Indexed Bonds	$–	$3,851,409	$–	$3,851,409
Common Stocks	1,954,646	–	–	1,954,646
Investment Companies	650,881	–	–	650,881
Short-Term Investments:
Money Market Funds	183,696	–	–	183,696
Total Investments in Securities	$2,789,223	$3,851,409	$–	$6,640,632

(d)	For a complete listing of investments and their industries, see the Schedule of Investments.

For the period ended July 31, 2023, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy.